Tax	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Tax

19. Tax

The reconciliation of the statutory rate to the effective tax rate is as follows:

Reconciliation of effective tax rate:	2020 $	2019 $
Tax computed on the loss before tax at a tax rate of 22.0%	(1,592)	(4,175)
Foreign rate differential	4	10
Non-deductible expenses, share-based payments	135	73
Non-deductible expenses, other	151	2
Tax value of derivative warrants	(491)	(436)
Tax deduction on exercise of employee warrants	—	(8)
Special tax deduction on research and development expenses	(323)	(17)
Other adjustments	(123)	(47)
Adjustment of tax concerning previous years	3	(522)
Change in valuation allowance	75	543
Effective tax rate (30%/24%)	(2,161)	(4,577)

The components of income (loss) before income taxes were as follows:

	Year ended December 31,
(in $1,000’s)	2020 $	2019 $
Denmark	(7,003)	(18,102)
Sweden	(4)	136
United States	(227)	(1,011)
	(7,234)	(18,977)

The components of the (benefit) provision for income taxes from operations were as follows:

	Year ended December 31,
(in $1,000’s)	2020 $	2019 $
Current:
Denmark	(908)	(826)
Sweden	30	—
United States	3	9
Total	(875)	(817)
Deferred:
Denmark	(1,286)	(3,760)
Sweden	—	—
United States	—	—
Total	(1,286)	(3,760)
	(2,161)	(4,577)
Deferred tax comprises:	2020 $	2019 $
Property, plant and equipment	21	16
Intangible assets	(5,869)	(5,324)
Net operating losses	6,163	4,301
Total deferred tax	315	(1,007)
Valuation allowance	(920)	(844)
Net deferred tax liabilities	(603)	(1,851)
Tax on profit/loss for the year:	2020 $	2019 $
Current income tax expense (benefit)	(36)	530
Change in deferred tax	(1,286)	(3,760)
Adjustment of tax concerning previous years	3	(522)
Tax received under the tax credit scheme	(842)	(825)
Tax expense (benefit) on profit/loss for the year	(2,161)	(4,577)

Under the growth plan adopted by the Danish Parliament in 2013 companies with losses resulting from research and development costs may receive payment of the tax base of losses of up to DKK 25 million. During the years ended December 31, 2020 and December 31, 2019 the Company received tax recoveries of $825 and $1,341 respectively.

Tax losses carried forward of approximately $28.2 million can be carried forward indefinitely. Deferred tax has been provided at 22% corresponding to the statutory tax rate applied.

As of December 31, 2020, the Company does not believe it has any uncertain tax positions that would result in the Company having a liability to the taxing authorities.